Subsequent Events (Details) - USD ($)									1 Months Ended								9 Months Ended
	Nov. 02, 2020	Oct. 12, 2020	Oct. 08, 2020	Mar. 06, 2020	Mar. 03, 2020	Mar. 02, 2020	Feb. 13, 2020	Jan. 23, 2020	Oct. 30, 2020	Oct. 28, 2020	Feb. 25, 2020	Jan. 27, 2020	Jan. 24, 2020	Jan. 21, 2020	Jan. 16, 2020	Oct. 28, 2019	Sep. 30, 2020	Sep. 30, 2019	Oct. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Principal amount				$ 15,000	$ 12,000			$ 15,000			$ 10,120	$ 11,000	$ 15,000	$ 12,000	$ 7,802
Other fees											$ 250				$ 250
Conversion of common stock, description																The Board of Directors granted 10,000,000 shares of preferred stock, par value $0.0001 per share, and authorized Series A Preferred stock consisting of one thousand (1,000) shares, which shall not be entitled to receive dividends paid on common stock, no liquidation preference, and no conversion rights. The Series A Preferred Stock will have voting rights for as long as the Series A Preferred Stock remains issued and outstanding, shall have the fifty-one percent (51%) majority voting power of the Company's shareholders.The Series A Preferred Stock shall be automatically redeemed at par value without any required action by the Company or the holder, and shall be triggered by the following events:(i) A date forty-five (45) days after the effective date of the certificate of designation.(ii) On the date that Mr. Lee ceases for any reason, to serve as officer, director or consultant of the Company.(iii) On the date that the Company's shares of common stock first trade on any national securities exchange.
Common stock upon conversion issued, shares				2,542,373	1,967,213			2,142,857			2,000,000	2,166,667	2,272,727	1,666,667	1,200,000
Subsequent event, description				The Agreement is for a term of 21 months, with three phases of development. However, the parties may extend the term for additional periods as may be mutually agreed to. Either party upon 30 days' notice may terminate the Agreement. Phase 1 of the project is expected to run for 9 months with estimated cost to the Company of $90,000, with Phase 2 estimated for last 6 months, with estimated cost of $100,000, and the final, Phase 3, expected to run for 6 months at an estimated cost of $100,000.		The Company entered into a convertible promissory note with an investor providing for the sale by the Company of a 10% unsecured convertible note (the “February 2020 Note”) in the principal amount of $53,000. The March 2020 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (1) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.	The Company entered into a convertible promissory note with an investor providing for the sale by the Company of a 10% unsecured convertible note (the "February 2020 Note") in the principal amount of $53,500. The February 2020 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (1) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.	The Company entered into a convertible promissory note with an investor providing for the sale by the Company of a 10% unsecured convertible note (the "January 2020 Note") in the principal amount of $53,000. The January 2020 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of 61% of the average of the two lowest (1) day trading prices for common stock during the fifteen (15) trading day period prior to the conversion date.
Accrued interest												$ 2,650					$ 61,115	$ 53,083
Common stock, par value																	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized																	3,000,000,000			3,000,000,000	3,000,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount	$ 53,000		$ 15,940						$ 33,000
Common stock upon conversion issued, amount			17,171,727
Accrued interest			$ 9,245
Maturity date		Oct. 01, 2023
Fund amount received																			$ 25,000
Net Funds	50,000
other fees	$ 3,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Principal amount										$ 20,000
Common stock upon conversion issued, amount									8,695,122	$ 3,921,569
Accrued interest									$ 2,650